Capital and financing transactions	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Capital and financing transactions
12.	Capital and financing transactions
Preferred shares and other equity instruments
On April 27, 2020, the Bank redeemed all outstanding
Non-Cumulative
Preferred Shares Series 30 and 31 at their par values of $154 million and $111 million, respectively, together with all declared and unpaid dividends
.
On June 4, 2020, the Bank issued US$1.25 billion USD-denominated fixed rate resetting perpetual subordinated additional Tier 1 capital securities (NVCC). The terms of the notes are described below:

•
The price per note is USD $1,000, with interest paid quarterly in arrears at 4.90% per annum, for the initial five years. Thereafter, the interest will reset each fifth anniversary and accrue at a rate per annum equal to the then-prevailing five-year U.S. Treasury Rate plus 4.551%.

•
While interest is payable on a quarterly basis, the Bank may, at its discretion, with notice, cancel the payments. If the Bank does not pay the interest in full to the note holders, the Bank will not declare dividends on its common or preferred shares or redeem, purchase or otherwise retire such shares until the month commencing after the Bank resumes full interest payments on the notes.

•
The notes are redeemable at par 5 years after issuance or at each fifth anniversary thereafter, solely at the option of the Bank, or following a regulatory or tax event, as described in the offering documents. All redemptions are subject to regulatory approval.

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The notes are the Bank’s direct unsecured obligations, ranking subordinate to all of the Bank’s subordinated indebtedness other than the Bank’s 4.65% subordinated additional Tier 1 securities (NVCC) issued in October 2017, to which the notes rank pari passu
.

•
NVCC provisions require the conversion of these capital instruments into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable.

The notes have been determined to be compound instruments that have both equity and liability features. At inception, the fair value of the liability component is initially measured with any residual amount assigned to the equity component. On the date of issuance, the Bank has assigned an insignificant value to the liability component of the notes and, as a result, the proceeds received upon issuance of the notes have been presented as equity. The Bank will continue to monitor events that could impact the value of the liability component.
Subordinated debentures
During the third quarter, the Bank purchased for cancellation approximately US $4 million floating rate subordinated debentures due August, 2085.

Common shares
Normal Course Issuer Bid
On May 30, 2019, the Bank announced that OSFI and the Toronto Stock Exchange have approved a normal course issuer bid (the “2019 NCIB”) pursuant to which it may repurchase for cancellation up to 24 million of the Bank’s common shares. Purchases under the 2019 NCIB commenced on June 4, 2019 and terminated on
 June 3, 2020.
Under the 2019 NCIB, the Bank has cumulatively repurchased and cancelled approximately 11.8 million common shares at an average price of $72.41 per share.
During the nine months ended July 31, 2020, the Bank repurchased and cancelled approximately 5.6 million common shares at a volume weighted average price of $73.95 per share for a total amount of $414 million.
During the three months ended July 31, 2020, there were no repurchases and cancellations of the Bank’s common shares.
On March 13, 2020, OSFI advised federally regulated deposit taking institutions to suspend common share buybacks as part of
COVID-19
measures. The Bank does not currently have an active NCIB program.